Document And Entity Information	May 31, 2025
Document Information [Line Items]
Entity, Registrant Name	TriLinc Global Impact Fund, LLC
Document, Type	8-K
Document, Period End Date	Jul. 22, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-55432
Entity, Tax Identification Number	36-4732802
Entity, Address, Address Line One	1230 Rosecrans Avenue, Suite 602
Entity, Address, City or Town	Manhattan Beach
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90266
City Area Code	310
Local Phone Number	997-0580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001550453